Income statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income statement
Turnover	R 249,096	R 275,111	R 289,696
Materials, energy and consumables used	(129,141)	(137,957)	(152,297)
Selling and distribution costs	(9,579)	(10,394)	(10,470)
Maintenance expenditure	(15,524)	(15,446)	(15,076)
Employee-related expenditure	(35,298)	(35,465)	(33,544)
Depreciation and amortisation	(14,002)	(15,644)	(16,491)
Other expenses and income	(8,711)	(13,854)	(9,023)
Equity accounted profits, net of tax	1,623	1,758	2,623
Operating profit before remeasurement items	38,464	48,109	55,418
Remeasurement items affecting operating profit	(19,645)	(75,414)	(33,898)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	18,819	(27,305)	21,520
Finance income	2,925	3,226	2,253
Finance costs	(9,462)	(10,427)	(9,259)
Earnings/(loss) before tax	12,282	(34,506)	14,514
Taxation	(4,556)	(9,739)	(5,181)
Earnings/(loss) for the year	7,726	(44,245)	9,333
Attributable to
Owners of Sasol Limited	6,767	(44,271)	8,799
Non-controlling interests in subsidiaries	959	26	534
Earnings/(loss) for the year	R 7,726	R (44,245)	R 9,333
Per share information
Basic earnings/(loss) per share (in rand per share)	R 10.6	R (69.94)	R 14
Diluted earnings/(loss) per share (in rand per share)	R 10.54	R (69.94)	R 13.02